Inventories net (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Inventories net
Raw materials	$ 418,788	$ 620,252
Packaging materials	80,346	63,703
Finished goods	63,325	81,975
Inventory	562,459	765,930
Less: allowance for inventory reserve	(120,275)	(49,652)
Inventory, net	$ 442,184	$ 716,278